Cover	Sep. 06, 2024
Entity Addresses [Line Items]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	The Registrant is hereby filing this Pre-Effective Amendment No. 1 to the Registration on Form S-3 (Registration No. 333-281766) originally filed on August 23, 2024 (as amended, the “Registration Statement”) to include the Registrant’s Current Report on Form 8-K, filed on July 18, 2024 in the “Incorporation of Certain Documents by Reference”.
Entity Registrant Name	STEREOTAXIS, INC.
Entity Central Index Key	0001289340
Entity Tax Identification Number	94-3120386
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	710 North Tucker Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	(314)
Local Phone Number	678-6100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	710 North Tucker Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	(314)
Local Phone Number	678-6100
Contact Personnel Name	David Fischel